Identifiable Intangible Assets and Goodwill - Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Goodwill [Roll Forward]
Beginning balance	[1]	$ 42,069
Ending balance	[1]	48,242		$ 42,069
Operating Segments [Member]
Goodwill [Roll Forward]
Beginning balance		42,069		42,519
Additions		7,323	[2]	125	[3]
Other	[4]	(1,149)		(575)
Ending balance		48,242		42,069
Operating Segments [Member] | Global Innovative Pharmaceutical [Member]
Goodwill [Roll Forward]
Beginning balance		13,032		13,210
Additions		0	[2]	0	[3]
Other	[4]	(343)		(178)
Ending balance		12,689		13,032
Operating Segments [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member]
Goodwill [Roll Forward]
Beginning balance		11,398		11,559
Additions		39	[2]	0	[3]
Other	[4]	(317)		(161)
Ending balance		11,120		11,398
Operating Segments [Member] | Global Established Pharmaceutical [Member]
Goodwill [Roll Forward]
Beginning balance		17,639		17,750
Additions		7,284	[2]	125	[3]
Other	[4]	(489)		(236)
Ending balance		$ 24,433		$ 17,639

[1]	Amounts may not add due to rounding.
[2]	GEP additions relate to our acquisition of Hospira and are subject to change until we complete the recording of the assets acquired and liabilities assumed from Hospira. For additional information, see Note 2A.
[3]	Reflects the acquisition of InnoPharma. For additional information, see Note 2A.
[4]	Primarily reflects the impact of foreign exchange.